intangible assets and goodwill (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
intangible assets and goodwill
Balance at beginning of the period	CAD 14,151
Amortization	(552)	CAD (483)
Balance at end of the period	14,875	14,151
Goodwill	4,217	3,787	CAD 3,800
Contractual commitments for the acquisition of intangible assets	36	82
Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	17,929	17,185
Additions	617	793
Additions arising from business acquisitions	668	38
Dispositions, retirements and other (including capitalized interest)	(271)	(91)
Net foreign exchange differences	(3)	4
Balance at end of the period	18,940	17,929
Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(3,778)	(3,439)
Amortization	(552)	(483)
Dispositions, retirements and other (including capitalized interest)	265	144
Balance at end of the period	(4,065)	(3,778)
Allowance for doubtful accounts
intangible assets and goodwill
Goodwill	0
Spectrum licences
intangible assets and goodwill
Balance at beginning of the period	8,693
Balance at end of the period	CAD 8,693	8,693
Renewal of spectrum license ( in years)	20 years
Spectrum licences | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	CAD 8,693	8,480
Additions		164
Dispositions, retirements and other (including capitalized interest)		49
Balance at end of the period	8,693	8,693
Total intangible assets
intangible assets and goodwill
Balance at beginning of the period	10,364
Balance at end of the period	10,658	10,364
Total intangible assets | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	13,778	13,060
Additions	617	793
Additions arising from business acquisitions	235	16
Dispositions, retirements and other (including capitalized interest)	(271)	(91)
Balance at end of the period	14,359	13,778
Total intangible assets | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(3,414)	(3,075)
Amortization	(552)	(483)
Dispositions, retirements and other (including capitalized interest)	265	144
Balance at end of the period	(3,701)	(3,414)
Intangible assets subject to amortization
intangible assets and goodwill
Balance at beginning of the period	1,671
Balance at end of the period	1,965	1,671
Intangible assets subject to amortization | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	5,085	4,580
Additions	617	629
Additions arising from business acquisitions	235	16
Dispositions, retirements and other (including capitalized interest)	(271)	(140)
Balance at end of the period	5,666	5,085
Intangible assets subject to amortization | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(3,414)	(3,075)
Amortization	(552)	(483)
Dispositions, retirements and other (including capitalized interest)	265	144
Balance at end of the period	(3,701)	(3,414)
Customer contracts, related customer relationships and leasehold interests intangible assets and goodwill
Balance at beginning of the period	162
Balance at end of the period	248	162
Customer contracts, related customer relationships and leasehold interests | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	485	473
Additions arising from business acquisitions	134	12
Dispositions, retirements and other (including capitalized interest)	(61)
Balance at end of the period	558	485
Customer contracts, related customer relationships and leasehold interests | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(323)	(280)
Amortization	(48)	(43)
Dispositions, retirements and other (including capitalized interest)	61
Balance at end of the period	(310)	(323)
Software
intangible assets and goodwill
Balance at beginning of the period	1,263
Balance at end of the period	1,337	1,263
Software | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	4,295	3,801
Additions	74	50
Additions arising from business acquisitions	101	4
Dispositions, retirements and other (including capitalized interest)	(209)	(137)
Assets under construction put into service	406	577
Balance at end of the period	4,667	4,295
Software | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(3,032)	(2,739)
Amortization	(500)	(436)
Dispositions, retirements and other (including capitalized interest)	202	143
Balance at end of the period	(3,330)	(3,032)
Access to rights-of-way and other
intangible assets and goodwill
Balance at beginning of the period	34
Balance at end of the period	36	34
Access to rights-of-way and other | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	93	90
Additions	5	4
Dispositions, retirements and other (including capitalized interest)	(1)	(3)
Assets under construction put into service		2
Balance at end of the period	97	93
Access to rights-of-way and other | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(59)	(56)
Amortization	(4)	(4)
Dispositions, retirements and other (including capitalized interest)	2	1
Balance at end of the period	(61)	(59)
Assets under construction
intangible assets and goodwill
Balance at beginning of the period	212
Balance at end of the period	344	212
Assets under construction | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	212	216
Additions	538	575
Assets under construction put into service	(406)	(579)
Balance at end of the period	344	212
Goodwill
intangible assets and goodwill
Balance at beginning of the period	3,787
Balance at end of the period	4,217	3,787
Goodwill | Cost/Gross amount
intangible assets and goodwill
Balance at beginning of the period	4,151	4,125
Additions arising from business acquisitions	433	22
Net foreign exchange differences	(3)	4
Balance at end of the period	4,581	4,151
Goodwill | Accumulated amortization
intangible assets and goodwill
Balance at beginning of the period	(364)	(364)
Balance at end of the period	CAD (364)	CAD (364)